Segmented Information - Other Operating Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Other revenue	$ 5,537.1	$ 4,434.2
Other expenses	(5,433.2)	(4,170.5)
Other revenue (expenses)	103.9	263.7
Reportable segments | Other
Disclosure of operating segments [line items]
Other revenue	5,537.1	4,434.2
Other expenses	(5,441.6)	(4,176.1)
Other revenue (expenses)	95.5	258.1
Restaurants and retail | Reportable segments | Other
Disclosure of operating segments [line items]
Other revenue	2,120.6	2,013.4
Other expenses	(2,049.5)	(1,890.7)
Other revenue (expenses)	71.1	122.7
Fairfax India | Reportable segments | Other
Disclosure of operating segments [line items]
Other revenue	410.7	430.3
Other expenses	(401.8)	(403.3)
Other revenue (expenses)	8.9	27.0
Thomas Cook India | Reportable segments | Other
Disclosure of operating segments [line items]
Other revenue	1,087.4	1,202.4
Other expenses	(1,081.3)	(1,184.1)
Other revenue (expenses)	6.1	18.3
Other | Reportable segments | Other
Disclosure of operating segments [line items]
Other revenue	1,918.4	788.1
Other expenses	(1,909.0)	(698.0)
Other revenue (expenses)	$ 9.4	$ 90.1